UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Bond Fund                                                                     as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.1%
$3,125	Hempstead Industrial Development Agency, NY, (Hofstra University Civic Facilities), 4.50%, 7/1/36	$2,933,094
15,000	Houston, TX, Higher Educational Finance Revenue, (Rice University), 4.50%, 11/15/37	14,492,550
1,375	Massachusetts Development Finance Agency, (Boston University), Series P, 5.45%, 5/15/59	1,418,120
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	2,609,750
16,000	New Jersey Educational Facility Authority, (Princeton University), 4.50%, 7/1/37	15,957,280
1,810	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	1,716,079
4,835	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,512,360
310	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29	314,706
10,000	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	10,199,800
		$54,153,739
Electric Utilities — 3.4%
$2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$2,122,239
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,322,900
1,205	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/25 (1)(2)	1,310,257
3,595	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/37 (1)(2)	3,748,075
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	1,955,289
4,500	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (3)	4,616,487
4,500	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (3)	4,616,487
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,085,400
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,443,648
		$30,220,782
Escrowed/Prerefunded — 4.6%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,315,120
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	1,839,255

1

$770	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), Prerefunded to 10/1/07, 7.75%, 4/1/19	$793,331
14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	7,074,480
10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	6,522,100
1,160	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,202,004
1,000	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,012,110
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (4)	5,888,960
434	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28 (3)	470,231
1,380	North Miami, FL, Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	1,464,484
2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	1,972,850
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,162,180
625	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	698,212
375	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	418,927
3,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39 (3)	3,465,150
1,590	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	1,697,563
		$40,996,957
General Obligations — 5.2%
$3,000	California, 5.25%, 2/1/33	$3,107,760
2,380	California, 5.50%, 11/1/33	2,521,729
4,365	Georgia, 1.00%, 3/1/26	2,462,209
5,000	Harlandale, TX, Independent School District, 4.75%, 8/15/40	4,938,250
5,405	New York, NY, 5.00%, 6/1/30	5,538,936
4,741	New York, NY, 5.25%, 6/1/28 (3)	4,936,351
10,000	Red Oak, TX, Independent School District, (PSF), 4.50%, 8/15/38	9,573,300
4,000	South Carolina, 3.25%, 8/1/30	3,238,880
10,000	Texas, 4.50%, 4/1/33	9,726,300
		$46,043,715

2

Health Care-Miscellaneous — 0.4%
$200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$211,354
110	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	116,245
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	105,677
337	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36 (2)	344,759
1,336	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36 (2)	1,363,816
1,122	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36 (2)	1,145,490
		$3,287,341
Hospital — 13.7%
$5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$5,612,656
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,002,020
5,580	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	5,530,505
7,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	7,087,640
500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	493,405
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,029,650
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,005,100
980	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,012,477
1,750	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,702,942
3,360	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	3,225,566
2,075	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	2,076,930
3,800	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	3,886,906

3

$470	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	$463,660
3,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	574,140
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,595,749
800	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), Prerefunded to 5/15/26, 5.50%, 5/15/32	911,608
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,320,523
7,510	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	7,517,360
10,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), Series G, 5.00%, 7/1/47	10,026,000
5,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,012,800
10,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	10,047,600
7,710	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (3)	7,833,797
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,589,962
2,270	Rochester Health Care Facilities, MN, (Mayo Clinic), 5.50%, 11/15/27 (3)	2,314,571
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,101,199
1,375	Tangipahoa Parish, LA, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,378,685
11,750	Tarrant County, TX, Cultural Education Finance Revenue, (Texas Health Resouces), 5.00%, 2/15/36	11,823,672
7,245	Tarrant County, TX, Cultural Education Finance Revenue, (Texas Health Resouces), 5.00%, 11/15/42	7,238,624
12,620	Tarrant County, TX, Cultural Education Finance Revenue, (Texas Health Resouces), 5.00%, 11/15/47	12,619,243
		$121,034,990
Housing — 1.0%
$1,000	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$997,750
1,020	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	1,014,441
1,240	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	1,383,208
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,599,700
1,265	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,314,803

4

$1,040	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	$1,060,176
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/08 (5)	277,804
		$8,647,882
Industrial Development Revenue — 5.8%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$3,416,840
5,000	Chicago, IL, O’Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	4,733,600
890	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	908,637
9,625	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	10,280,559
6,495	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (3)	6,937,396
2,180	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	2,434,406
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,775,625
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,451,078
17,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	17,158,169
		$51,096,310
Insured-Education — 3.8%
$8,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$7,849,520
17,660	College of Charleston, SC, Higher Education Facility Revenue, (XLCA), 4.50%, 4/1/37	17,085,520
3,130	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	3,044,207
1,495	University of California, (MBIA), 4.75%, 5/15/37	1,501,249
2,105	University of North Texas, (MBIA), 4.50%, 4/15/36	2,025,073
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	1,947,925
		$33,453,494
Insured-Electric Utilities — 5.6%
$2,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$2,099,580
25,000	Illinois Municipal Electric Agency Power Supply, Series A, (FGIC), 5.00%, 2/1/35	25,798,750
5,000	Lakeland, FL, Energy System, (XLCA), 4.75%, 10/1/36	4,957,200
11,015	Missouri Joint Municipal Electric Utility Commission, Series A, (AMBAC), 4.50%, 1/1/37	10,674,416
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	1,043,519
5,000	Omaha, NE, Public Power District, (FGIC), 4.75%, 2/1/36	5,018,500
		$49,591,965

5

Insured-Escrowed/Prerefunded — 0.5%
$4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30 (3)	$4,694,040
		$4,694,040
Insured-General Obligations — 10.6%
$5,550	Beaverton, OR, School District, (FSA), 4.125%, 6/1/26	$5,259,735
2,250	California, (AMBAC), 5.00%, 2/1/28 (3)	2,441,205
1,320	California, (AMBAC), Variable Rate, 8.75%, 5/1/26 (1)(2)	1,569,506
21,000	California, (CIFG), 4.50%, 12/1/36	20,062,770
5,400	Connecticut, (AMBAC), 5.25%, 6/1/19 (3)	6,008,958
10,000	District of Columbia, (FGIC), Variable Rate, 6.123%, 6/1/33 (1)(2)	10,116,000
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	4,345,350
1,590	Harrisonburg, VA, (FSA), 4.25%, 2/1/33	1,508,290
6,875	Los Angeles Unified School District, (Election of 2005), Series E, (FSA), 4.75%, 7/1/32	6,957,569
3,835	McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	3,553,664
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,338,433
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,687,098
2,500	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	2,316,925
1,895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,469,743
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,716,050
21,820	Texas (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	21,166,491
		$93,517,787
Insured-Hospital — 2.5%
$16,005	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$15,562,782
3,780	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38 (3)	4,146,307
2,400	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38 (3)	2,632,576
		$22,341,665
Insured-Lease Revenue/Certificates of Participation — 3.8%
$10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	$3,111,300
12,955	Greenwood, SC, Fifty Schools Facilities, Inc., (AGC), 4.625%, 12/1/29	12,964,587

6

$14,185	Hudson Yards Infrastructure Corp., NY, (MBIA), 4.50%, 2/15/47	$13,640,722
2,110	Jackson County, MO, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	2,076,873
2,400	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,447,872
		$33,241,354
Insured-Other Revenue — 2.6%
$3,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/35	$3,071,790
3,600	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45	3,655,908
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	6,185,088
5,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	5,001,500
4,250	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	4,160,920
1,455	Western Virginia Regional Jail Authority, (MBIA), 4.25%, 6/1/34	1,345,744
		$23,420,950
Insured-Special Tax Revenue — 6.4%
$6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$5,328,960
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,033,000
30,165	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	30,216,582
7,265	New York City, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	6,844,066
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,385,550
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,919,610
29,325	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	2,887,926
5,420	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	894,625
10,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,688,643
8,590	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,281,370
		$56,480,332
Insured-Transportation — 8.3%
$4,905	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$4,728,665
1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	1,019,740
7,120	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	1,435,321
20,565	Fairfax County, VA, Economic Development Authority, (Route 28 Project), (MBIA), 4.25%, 4/1/37	18,624,487

7

$5,700	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$5,521,704
4,050	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37	4,074,057
10,000	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	9,708,900
5,000	New Jersey Transportation Trust Fund Authority, (AMBAC), Variable Rate, 6.835%, 12/15/37 (1)(2)	5,167,900
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,204,813
1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	1,394,087
9,525	Puerto Rico Highway and Transportation Authority, Series CC, (FSA), 5.25%, 7/1/32	10,607,135
2,600	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	2,514,174
1,535	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	1,350,984
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,377,200
		$73,729,167
Insured-Water and Sewer — 2.9%
$2,265	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/27	$2,162,916
2,960	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/29	2,812,918
11,635	El Paso, TX, Water and Sewer Revenue, (MBIA), 4.75%, 3/1/27	11,833,726
570	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	522,576
2,460	Limestone County, AL, Water and Sewer, (XLCA), 4.25%, 12/1/32	2,283,077
2,940	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	2,890,990
3,490	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,262,627
		$25,768,830
Insured-Water Revenue — 2.4%
$19,280	Massachusetts Water Resource Authority, (FSA), 4.50%, 8/1/46	$18,323,326
3,500	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	3,374,385
		$21,697,711
Nursing Home — 0.5%
$1,075	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$1,096,704
1,060	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,061,717

8

$2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$2,052,480
		$4,210,901
Other Revenue — 4.4%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20 (2)	$1,026,990
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,342,439
10,000	Golden State Tobacco Securitization Corp., CA, , 5.50%, 6/1/33 (3)	10,964,150
3,500	Golden State Tobacco Securitization Corp., CA, , 5.75%, 6/1/47	3,339,910
8,500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	8,497,875
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21 (2)	1,042,180
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	177,468
400	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	396,352
740	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	731,105
150	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	150,671
285	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	284,165
879	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	897,879
8,530	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	956,298
2,345	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	1,953,127
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	975,272
3,000	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37 (3)	3,360,720
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26 (2)	2,309,051
250	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	255,595
410	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	417,778
		$39,079,025
Senior Living/Life Care — 1.4%
$1,395	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$1,442,123
3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,130,347
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,479,780
2,725	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,666,549
1,500	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	1,508,550
1,500	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	1,446,840
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (6)	961,017
		$12,635,206

9

Special Tax Revenue — 5.0%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,595,450
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	810,480
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,495,296
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,163,063
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,021,650
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,161,320
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,527,375
295	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	295,106
640	Jurupa, CA, Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	618,176
1,410	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,460,915
6,300	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34 (3)	6,619,253
1,200	New York, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,216,548
19,420	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	20,136,404
2,455	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,100,842
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,069,260
		$44,291,138
Transportation — 0.1%
$1,200	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$1,195,740
		$1,195,740
Water and Sewer — 2.6%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,653,172
16,200	Metropolitan Water District of Southern California (Waterworks Revenue Authorization), 4.75%, 7/1/36 (3)	16,331,787
3,750	New York, NY, Municipal Water Finance Authority, 4.75%, 6/15/38	3,759,038
		$22,743,997
Total Tax-Exempt Investments (identified cost $906,621,362)		$917,575,018

10

Short-Term Investments — 2.6%

Principal Amount (000’s omitted)	Security	Value
$7,500	Connecticut State Health and Educational Facilities Authority, (Yale University), Variable Rate, 3.86%, 7/1/35 (7)	$7,500,000
2,545	Massachusetts Development Finance Agency, (Wentworth Institute), Variable Rate, 6.00%, 10/1/33 (7)	2,545,000
13,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), Variable Rate, 3.60%, 11/1/49 (7)	13,000,000
Total Short-Term Investments (identified cost $23,045,000)		$23,045,000
Total Investments — 106.2% (identified cost $929,666,362)		$940,620,018
Other Assets, Less Liabilities — (6.2)%		$(55,028,488)
Net Assets — 100.0%		$885,591,530

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PSF	—	Permanent School Fund
XLCA	—	XL Capital Assurance, Inc.

At September 30, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.8%
New York	10.5%
Texas	14.8%
Others, representing less than 10% individually	67.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 46.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 10.5% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

11

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $30,983,279 or 3.5% of the Fund’s net assets.

(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Defaulted bond.
(6)	Security in default with respect to scheduled principal payments.
(7)	Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2007.

A summary of financial instruments at September 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/07	1,402 U.S. Treasury Bond	Short	$(156,745,265)	$(156,103,938)	$641,327

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$31,475,000	5.503%	3 - month USD — LIBOR - BBA	September 28, 2008/ September 28, 2038	$(86,142)
Merrill Lynch Capital Services, Inc.	$26,550,000	5.426%	3 - month USD — LIBOR - BBA	July 9, 2008/ July 9, 2038	$150,092
Morgan Stanley Capital Services, Inc.	$7,400,000	5.428%	3 - month USD — LIBOR - BBA	September 10, 2008/ September 10, 2038	$52,669
					$116,619

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$872,250,988
Gross unrealized appreciation	$22,209,869
Gross unrealized depreciation	(11,115,839)
Net unrealized appreciation	$11,094,030

12

Eaton Vance Tax Free Reserves                                                                                                as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Principal
Amount
(000’s omitted)	Security	Value
General Obligation Notes/Bonds — 6.7%
$1,020	Aiken County, SC, Consolidated School District, 4.125%, 3/1/08	$1,021,529
750	Illinois, Series B, 5.00%, 1/1/08	752,206
1,000	New Jersey, 4.50%, 6/24/08	1,006,324
1,000	Texas, Tax and Revenue Anticipation, 4.50%, 8/28/08	1,007,176
		$3,787,235
Revenue Notes/Bonds — 5.5%
$500	Boyle County, KY, College Revenue, (CIFG), 4.00%, 6/1/08	$500,822
1,495	Henderson, NV, Water and Sewer Revenue, (FGIC), 4.25%, 9/1/08	1,501,902
1,070	Rhode Island Housing and Mortgage Finance Corp., Series 50-C, (Homeown Opportunities), (AMT), 4.00%, 4/1/08	1,071,120
		$3,073,844
Variable Rate Demand Obligations — 87.8%
$500	Clark County, NV, School District, Series D12, (AMBAC), (SPA: Wachovia Bank N.A.), 3.92%, 6/15/25	$500,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 3.89%, 11/15/34	1,000,000
1,070	Colorado Educational and Cultural Facility Authority, (YMCA Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 3.84%, 7/1/18	1,070,000
1,400	Connecticut Health and Educational Facility Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 3.84%, 7/1/29	1,400,000
1,750	Connecticut Health and Educational Facility Authority, (Yale University), Series T-1, 4.00%, 7/1/29	1,750,000
200	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: Bayerische Landesbank), 3.89%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: Bayerische Landesbank), 3.89%, 12/1/20	700,000
1,500	Delaware Valley, PA, Regional Finance Authority, Series C, (LOC: Bayerische Landesbank), 3.89%, 12/1/20	1,500,000
2,100	Detroit, MI, Water Supply, Series B, (FGIC), (SPA: Dexia Credit Local), 3.85%, 7/1/35	2,100,000
2,300	Farmington, NM, Pollution Control Revenue, (Arizona Public Service Co.), Series C, (AMT), (LOC: Barclays Bank PLC), 4.04%, 9/1/24	2,300,000
1,475	Franklin County, OH, Hospital Revenue, (LOC: Citibank N.A), 3.84%, 12/1/21	1,475,000
900	Fulco, GA, Hospital Authority, (Piedmont Hospital), (LOC: SunTrust Bank), 3.86%, 3/1/24	900,000

1

$1,480	Gainesville, FL, Utilities System Revenue, Series A, (SPA: SunTrust Bank), 4.07%, 10/1/26	$1,480,000
300	Galveston, TX, Industrial Development Corp., (Mitchell Industries), (AMT), (LOC: JP Morgan Chase Bank), 3.96%, 9/1/13	300,000
1,245	Illinios, Series B04, (FSA), (SPA: Wachovia Bank N.A.), 3.92%, 12/1/24	1,245,000
1,400	Illinois Development Finance Authority, (Provena Health), Series C, (MBIA), (SPA: Bank One N.A.), 3.86%, 5/1/28	1,400,000
1,000	Illinois Finance Authority, (Northwestern University), Series B, 3.87%, 12/1/34	1,000,000
1,500	Illinois Finance Authority, Industrial Development Revenue, (Barton Manufacturing, Inc.), (AMT), (LOC: National City Bank), 3.98%, 11/1/18	1,500,000
1,250	Indiana Municipal Power Agency, Power Supply Systems Revenue, Series A, (LOC: Dexia Credit Local), 3.88%, 1/1/18	1,250,000
100	Irvine Ranch, CA, Water District, Series A, (LOC: Landesbank Hessen-Thüringen), 3.84%, 11/15/13	100,000
1,000	Jefferson County, AL, Sewer Revenue, Series B-5, (XCLA), (SPA: State Street Bank and Trust Co.), 3.86%, 2/1/42	1,000,000
3,040	King County, WA, Sewer Revenue, (LOC: Helaba), 3.85%, 1/1/32	3,040,000
1,600	Lincoln County, WY, Pollution Control Revenue, (Exxon-Mobil Project), Series C, (AMT), 4.04%, 7/1/17	1,600,000
2,600	Long Island Power Authority, NY, Electric Systems Revenue, Series 3B, (LOC: WestLB AG), 3.89%, 5/1/33	2,600,000
2,000	Massachusetts Development Finance Agency Revenue, (Smith College), (SPA: Morgan Stanley Bank), 3.86%, 7/1/37	2,000,000
2,000	Massachusetts, Series C, (SPA: State Street Bank and Trust Co.), 3.85%, 1/1/21	2,000,000
260	Metropolitan Government of Nashville and Davidson County, TN, Industrial Development Revenue, (Dixie Graphics, Inc.), (LOC: SunTrust Bank), 3.87%, 5/1/09	260,000
2,110	New York, NY, Series C-3, (CIFG), (SPA: DEPFA Bank PLC), 3.84%, 8/15/29	2,110,000
1,000	North Carolina Capital Facility Finance Agency, (Wake Forest University), Series B, 3.84%, 1/1/18	1,000,000
900	Pasadena, TX, Independent School District, Series A, (SPA: Bank of America N.A.), (PSF Guaranteed), 3.87%, 8/15/26	900,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), Series B-2, 3.83%, 9/1/35	2,000,000
1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 4.18%, 12/1/27	1,300,000
1,000	Travis County, TX, Housing Finance Corp., (Multi-Family Housing), (Travis Apartments), (Liq: FNMA), 3.85%, 2/15/34	1,000,000

2

$1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University of PA), Series A, (SPA: DEPFA Bank PLC), 3.88%, 9/15/24	$1,300,000
2,800	Vermont Educational and Health Buildings Financing Agency, (Gifford Medical Center), Series A, (LOC: KeyBank N.A.), 4.01%, 10/1/36	2,800,000
1,360	West Memphis, AR, Public Facility Board, (West Memphis Meadow 98 Apts.), (AMT), (Liq: FHLMC), 3.94%, 12/1/34	1,360,000
		$49,440,000
Total Tax-Exempt Investments — 100.0% (identified cost $56,301,079) (1)		$56,301,079
Other Assets, Less Liabilities — (0.0)%		$(1,589)
Net Assets — 100.0%		$56,299,490

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
LOC	—	Letter of Credit
Liq	—	Liquidity Provider
MBIA	—	Municipal Bond Insurance Association
PSF	—	Permanent School Fund
SPA	—	Standby Bond Purchase Agreement
XLCA	—	XL Capital Assurance, Inc.
(1)		Cost for federal income taxes is the same.

The stated interest rate on variable rate demand obligations represents the rate in effect at September 30, 2007.

At September 30, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	12.8%
Others, representing less than 10% individually	87.2%

3

At September 30, 2007, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

General Obligation	21.2%
Education	17.0%
Healthcare	14.2%
Water and Sewer Revenue	13.6%
Industrial Development Revenue	10.6%
Others, representing less than 10% individually	23.4%

The Fund did not have any open financial instruments at September 30, 2007.

4

Eaton Vance Tax-Managed Growth Fund 1.1 as of September 30, 2007 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $2,789,674,555 and the Fund owned approximately 13.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 as of September 30, 2007 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $1,350,409,464 and the Fund owned approximately 6.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio                                                                                                 as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Company (The)	969,837	$101,823,187
General Dynamics Corp.	1,484,304	125,379,159
Honeywell International, Inc.	293,134	17,432,679
Lockheed Martin Corp.	19,800	2,148,102
Northrop Grumman Corp.	3,106,563	242,311,914
Raytheon Co.	58,507	3,733,917
Rockwell Collins, Inc.	129,632	9,468,321
United Technologies Corp.	3,697,374	297,564,660
		$799,861,939
Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc.	1,231,891	$66,879,362
FedEx Corp.	2,219,464	232,488,854
United Parcel Service, Inc., Class B	2,838,763	213,191,101
		$512,559,317
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,714,458
		$5,714,458
Auto Components — 0.1%
Delphi Corp. (1)	5,361	$2,439
Johnson Controls, Inc.	201,677	23,820,070
WABCO Holdings, Inc.	151,141	7,065,842
		$30,888,351
Automobiles — 0.1%
DaimlerChrysler AG (2)	24,284	$2,433,257
Ford Motor Co. (1)	83,266	706,928
General Motors Corp.	33,939	1,245,561
Harley-Davidson, Inc.	142,540	6,586,773
		$10,972,519
Beverages — 5.1%
Anheuser-Busch Companies, Inc.	4,860,868	$242,994,791
Brown-Forman Corp., Class A	479,732	37,419,096
Brown-Forman Corp., Class B	45,820	3,432,376
Coca-Cola Co. (The)	5,266,976	302,693,111
Coca-Cola Enterprises, Inc.	1,706,930	41,341,845
PepsiCo, Inc.	6,142,010	449,963,653
		$1,077,844,872
Biotechnology — 1.2%
Amgen, Inc. (1)	3,731,264	$211,077,604
Biogen Idec, Inc. (1)	211,211	14,009,626
Genentech, Inc. (1)	6,700	522,734

Genzyme Corp. (1)	261,215	$16,184,881
Gilead Sciences, Inc. (1)	230,964	9,439,499
Vertex Pharmaceuticals, Inc. (1)	13,000	499,330
		$251,733,674
Building Products — 0.5%
American Standard Companies, Inc.	453,424	$16,150,963
Masco Corp.	3,403,035	78,848,321
		$94,999,284
Capital Markets — 4.8%
Affiliated Managers Group, Inc. (1)	20,520	$2,616,505
Ameriprise Financial, Inc.	66,443	4,193,218
Bank of New York Mellon Corp.	904,479	39,923,703
Bear Stearns Companies, Inc.	95,740	11,757,829
Charles Schwab Corp. (The)	803,107	17,347,111
Credit Suisse Group (2)	155,136	10,276,092
Deutsche Bank AG (2)	16,000	2,054,240
E*Trade Financial Corp. (1)	45,935	599,911
Federated Investors, Inc., Class B	1,599,819	63,512,814
Franklin Resources, Inc.	615,748	78,507,870
Goldman Sachs Group, Inc.	1,115,548	241,783,874
Knight Capital Group, Inc., Class A (1)	1,000,000	11,960,000
Legg Mason, Inc.	46,784	3,943,423
Lehman Brothers Holdings, Inc.	195,374	12,060,437
Merrill Lynch & Co., Inc.	2,562,101	182,626,559
Morgan Stanley	3,039,747	191,504,061
Northern Trust Corp.	723,236	47,928,850
Piper Jaffray Cos., Inc. (1)	12,636	677,290
Raymond James Financial, Inc.	221,005	7,260,014
State Street Corp.	577,018	39,329,547
T. Rowe Price Group, Inc.	341,862	19,038,295
UBS AG (2)	192,683	10,260,370
Waddell & Reed Financial, Inc., Class A	273,635	7,396,354
		$1,006,558,367
Chemicals — 0.8%
Arch Chemicals, Inc.	4,950	$232,056
Ashland, Inc.	46,969	2,828,003
Dow Chemical Co. (The)	250,895	10,803,539
Du Pont E.I. de Nemours and Co.	999,348	49,527,687
Ecolab, Inc.	407,411	19,229,799
Monsanto Co.	39,168	3,358,264
Olin Corp.	9,900	221,562
PPG Industries, Inc.	27,942	2,111,018
Rohm and Haas Co.	2,380	132,495

Sigma-Aldrich Corp.	1,062,698	$51,795,901
Tronox, Inc., Class B	26,441	238,762
Valspar Corp. (The)	985,379	26,812,163
		$167,291,249
Commercial Banks — 6.7%
Associated Banc-Corp.	991,726	$29,384,841
Banco Bilbao Vizcaya Argentaria SA ADR	82,683	1,924,860
Bank of Hawaii Corp.	69,735	3,685,495
Bank of Montreal (2)	287,959	18,855,555
BB&T Corp.	1,500,483	60,604,508
City National Corp.	143,260	9,958,003
Comerica, Inc.	400,891	20,557,690
Commerce Bancshares, Inc.	171,056	7,849,760
Fifth Third Bancorp	3,544,612	120,091,455
First Horizon National Corp.	144,579	3,854,476
First Midwest Bancorp, Inc.	479,888	16,392,974
HSBC Holdings PLC (2)	220,592	4,052,052
HSBC Holdings PLC (UK) (ADR)	578,331	53,553,451
Huntington Bancshares, Inc.	583,001	9,899,357
KeyCorp	741,808	23,982,653
M&T Bank Corp.	79,141	8,187,136
Marshall & Ilsley Corp.	646,310	28,288,989
National City Corp.	1,543,156	38,717,784
PNC Financial Services Group, Inc.	111,702	7,606,906
Regions Financial Corp.	2,359,232	69,550,159
Royal Bank of Canada (2)	611,830	33,968,802
Societe Generale (2)	1,669,583	280,175,565
SunTrust Banks, Inc.	1,035,883	78,385,267
Synovus Financial Corp.	842,907	23,643,541
Toronto-Dominion Bank (The) (2)	17,915	1,373,722
Trustmark Corp.	205,425	5,760,117
U.S. Bancorp	4,744,445	154,336,796
Valley National Bancorp.	5,229	115,979
Wachovia Corp.	2,865,299	143,694,745
Wells Fargo & Co.	3,369,419	120,018,705
Westamerica Bancorporation	1,968	98,026
Zions Bancorporation	366,194	25,146,542
		$1,403,715,911
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. (1)	15,490	$347,596
Allied Waste Industries, Inc. (1)	771,568	9,837,492
Avery Dennison Corp.	56,594	3,226,990
Cintas Corp.	281,240	10,434,004
Donnelley (R.R.) & Sons Co.	18,144	663,345
Herman Miller, Inc.	541,800	14,704,452

HNI Corp.	291,437	$10,491,732
Manpower, Inc.	706	45,431
PHH Corp. (1)	20,110	528,491
Pitney Bowes, Inc.	39,022	1,772,379
Waste Management, Inc.	264,567	9,984,759
		$62,036,671
Communications Equipment — 2.6%
ADC Telecommunications, Inc. (1)	21,340	$418,477
Alcatel SA (ADR)	89,240	908,463
Avaya, Inc. (1)	11,738	199,076
Cisco Systems, Inc. (1)	8,701,057	288,091,997
Comverse Technology, Inc. (1)	25,350	501,930
Corning, Inc.	3,672,512	90,527,421
Dycom Industries, Inc. (1)	57,893	1,773,263
Juniper Networks, Inc. (1)	136,172	4,985,257
Motorola, Inc.	1,259,195	23,332,883
Nokia Oyj (ADR)	1,994,233	75,641,258
Nortel Networks Corp. (1)(2)	72,544	1,231,797
QUALCOMM, Inc.	1,351,558	57,116,841
Riverstone Networks, Inc. (3)	28,706	0
Tellabs, Inc. (1)	25,118	239,123
		$544,967,786
Computer Peripherals — 2.4%
Brocade Communications Systems, Inc. (1)	5,418	$46,378
Dell, Inc. (1)	4,423,845	122,098,122
EMC Corp. (1)	2,761,871	57,446,917
Gateway, Inc. (1)	65,556	123,245
Hewlett-Packard Co.	904,637	45,041,876
International Business Machines Corp.	1,701,043	200,382,865
Lexmark International, Inc., Class A (1)	1,442,409	59,903,246
Network Appliance, Inc. (1)	369,094	9,932,320
Palm, Inc. (1)	398	6,475
Sun Microsystems, Inc. (1)	319,180	1,790,600
		$496,772,044
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc. (1)	108,010	$8,163,396
		$8,163,396
Construction Materials — 0.1%
Cemex SAB de CV (ADR) (1)	51,226	$1,532,682
CRH PLC (2)	207,894	8,164,944
Vulcan Materials Co.	206,614	18,419,638
		$28,117,264

Consumer Finance — 1.1%
American Express Co.	685,045	$40,671,122
Capital One Financial Corp.	1,769,499	117,547,819
Discover Financial Services (1)	1,230,162	25,587,370
SLM Corp.	911,782	45,288,212
		$229,094,523
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$8,592,864
Sealed Air Corp.	42,528	1,087,016
Sonoco Products Co.	128,617	3,881,661
Temple-Inland, Inc.	90,660	4,771,436
		$18,332,977
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,522,950
		$9,522,950
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (1)	27,070	$1,628,260
H&R Block, Inc.	1,603,312	33,958,148
		$35,586,408
Diversified Financial Services — 2.6%
Bank of America Corp.	3,666,795	$184,329,785
Citigroup, Inc.	4,595,917	214,491,446
ING Groep N.V. (ADR)	264,281	11,710,291
JPMorgan Chase & Co.	2,722,746	124,756,222
Moody’s Corp.	269,906	13,603,262
		$548,891,006
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	1,484,934	$62,827,558
BCE, Inc. (2)(4)	2,653,500	106,272,675
Bell Aliant Regional Communications, Inc. (1)(2)(3)(5)	210,251	6,779,151
Cincinnati Bell, Inc. (1)	169,013	834,924
Citizens Communications Co.	6,949	99,510
Deutsche Telekom AG (ADR)	1,843,732	36,192,459
Embarq Corp.	10,856	603,594
McLeod USA, Inc., Class A (1)(3)	947	0
Qwest Communications International, Inc. (1)	888	8,134
RSL Communications, Ltd., Class A (1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,765,435	90,899,848
Verizon Communications, Inc.	504,558	22,341,828
Windstream Corp.	939,434	13,264,808
		$340,124,489

Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$7,798,402
Exelon Corp.	1,005,546	75,777,947
Southern Co. (The)	68,451	2,483,402
		$86,059,751
Electrical Equipment — 0.7%
Emerson Electric Co.	2,534,223	$134,871,348
Rockwell Automation, Inc.	112,400	7,812,924
Roper Industries, Inc.	46,244	3,028,982
Thomas & Betts Corp. (1)	22,600	1,325,264
		$147,038,518
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc. (1)	459,703	$16,953,847
Arrow Electronics, Inc. (1)	8,750	372,050
Flextronics International, Ltd. (1)(2)	441,607	4,937,166
Jabil Circuit, Inc.	1,925,513	43,978,717
National Instruments Corp.	88,674	3,044,178
Plexus Corp. (1)	141,385	3,873,949
Sanmina-SCI Corp. (1)	18,166	38,512
Solectron Corp. (1)(3)	170,613	658,071
Tyco Electronics, Ltd. (1)(2)	281,877	9,986,902
		$83,843,392
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	204,980	$18,524,043
GlobalSantaFe Corp. (2)	20,000	1,520,400
Halliburton Co.	1,253,220	48,123,648
Schlumberger, Ltd. (2)	1,191,974	125,157,270
Transocean, Inc. (1)(2)	103,602	11,712,206
		$205,037,567
Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	12,551	$347,663
Costco Wholesale Corp.	907,915	55,718,744
CVS/Carework Corp.	2,392,086	94,798,368
Kroger Co. (The)	1,377,548	39,287,669
Safeway, Inc.	1,133,243	37,521,676
Sysco Corp.	2,291,351	81,549,182
Walgreen Co.	1,200,867	56,728,957
Wal-Mart Stores, Inc.	2,329,045	101,662,814
		$467,615,073
Food Products — 2.4%
Archer-Daniels-Midland Co.	1,397,167	$46,218,284
Campbell Soup Co.	1,295,515	47,934,055
ConAgra Foods, Inc.	438,684	11,462,813

Dean Foods Co.	286,449	$7,327,365
Del Monte Foods Co.	98,719	1,036,549
General Mills, Inc.	133,187	7,726,178
H.J. Heinz Co.	246,361	11,381,878
Hershey Co. (The)	495,738	23,007,201
J.M. Smucker Co. (The)	6,121	326,984
Kellogg Co.	9,362	524,272
Kraft Foods, Inc., Class A	456,069	15,738,941
Nestle SA (2)	275,000	122,863,066
Sara Lee Corp.	4,280,896	71,448,154
Smithfield Foods, Inc. (1)	2,352,196	74,094,174
TreeHouse Foods, Inc. (1)	25,945	701,812
Tyson Foods, Inc., Class A	241,647	4,313,399
Unilever PLC (ADR)	1,755	55,581
William Wrigley Jr. Co.	997,511	64,070,132
		$510,230,838
Health Care Equipment & Supplies — 1.4%
Advanced Medical Optics, Inc. (1)	9,834	$300,822
Baxter International, Inc.	241,763	13,606,422
Becton, Dickinson and Co.	63,708	5,227,241
Boston Scientific Corp. (1)	1,123,605	15,674,290
Covidien, Ltd. (1)(2)	281,877	11,697,896
DENTSPLY International, Inc.	7,701	320,670
Hospira, Inc. (1)	111,411	4,617,986
Medtronic, Inc.	3,110,774	175,478,761
St. Jude Medical, Inc. (1)	82,517	3,636,524
Stryker Corp.	169,467	11,652,551
Zimmer Holdings, Inc. (1)	599,524	48,555,449
		$290,768,612
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	368,407	$16,699,889
Cardinal Health, Inc.	1,856,066	116,059,807
CIGNA Corp.	46,467	2,476,226
Express Scripts, Inc. (1)	196,994	10,996,205
Health Management Associates, Inc., Class A	124,425	863,510
Henry Schein, Inc. (1)	1,106,684	67,330,655
McKesson Corp.	6,462	379,901
Medco Health Solutions, Inc. (1)	167,747	15,162,651
PharMerica Corp. (1)	30,682	457,775
Sunrise Senior Living, Inc. (1)	8,000	282,960
Tenet Healthcare Corp. (1)	1,548	5,201
UnitedHealth Group, Inc.	420,951	20,386,657
WellPoint, Inc. (1)	604,031	47,670,127
		$298,771,564

Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,678,485
		$3,678,485
Hotels, Restaurants & Leisure — 1.1%
Bob Evans Farms, Inc.	1,792	$54,083
Carnival Corp. (2)	543,886	26,340,399
Darden Restaurants, Inc.	184,714	7,732,128
Gaylord Entertainment Co. (1)	75,150	3,999,483
International Game Technology	409,904	17,666,862
International Speedway Corp., Class A	118,344	5,427,256
Marriott International, Inc., Class A	421,554	18,324,952
McDonald’s Corp.	921,031	50,168,559
MGM MIRAGE (1)	141,889	12,690,552
Starbucks Corp. (1)	2,254,271	59,061,900
Wyndham Worldwide Corp.	110,649	3,624,861
Yum! Brands, Inc.	463,262	15,672,153
		$220,763,188
Household Durables — 0.3%
Blyth, Inc.	136,371	$2,788,787
D.R. Horton, Inc.	637,557	8,167,105
Fortune Brands, Inc.	107,860	8,789,511
Leggett & Platt, Inc.	1,472,881	28,220,400
Newell Rubbermaid, Inc.	291,589	8,403,595
		$56,369,398
Household Products — 3.2%
Clorox Co. (The)	14,873	$907,104
Colgate-Palmolive Co.	707,469	50,456,689
Energizer Holdings, Inc. (1)	76,555	8,486,122
Kimberly-Clark Corp.	1,175,933	82,621,053
Procter & Gamble Co. (The)	7,692,048	541,058,656
		$683,529,624
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (1)	40,339	$808,394
TXU Corp.	136,092	9,318,219
		$10,126,613
Industrial Conglomerates — 3.1%
3M Co.	1,008,315	$94,358,118
General Electric Co.	13,110,832	542,788,445
Teleflex, Inc.	11,386	887,197
Textron, Inc.	43,912	2,731,766
Tyco International, Ltd. (2)	281,877	12,498,426
		$653,263,952

Insurance — 5.3%
Aegon, N.V. (ADR)	5,182,849	$98,629,616
AFLAC, Inc.	2,230,058	127,202,508
Allstate Corp.	194,393	11,117,336
American International Group, Inc.	6,483,663	438,619,802
AON Corp.	391,850	17,558,799
Arthur J. Gallagher & Co.	557,025	16,137,014
Berkshire Hathaway, Inc., Class A (1)	616	73,002,160
Berkshire Hathaway, Inc., Class B (1)	40,407	159,688,464
Chubb Corp.	31,448	1,686,871
Hartford Financial Services Group, Inc. (The)	46,901	4,340,688
Lincoln National Corp.	194,214	12,812,298
LSI Logic Corp.	1,383	87,253
Manulife Financial Corp. (2)	246,658	10,177,109
Marsh & McLennan Cos., Inc.	478,541	12,202,796
MetLife, Inc.	81	5,648
Old Republic International Corp.	296,392	5,554,386
Progressive Corp. (The)	3,731,348	72,425,465
SAFECO Corp.	161,000	9,856,420
Torchmark Corp.	318,929	19,875,655
Travelers Companies., Inc. (The)	349,307	17,584,114
UnumProvident Corp.	39,000	954,330
XL Capital Ltd., Class A (2)	187,100	14,818,320
		$1,124,337,052
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (1)	42,476	$3,956,639
Expedia, Inc. (1)	403,096	12,850,700
IAC/InterActiveCorp (1)	429,832	12,753,115
Liberty Media Corp.-Interactive (1)	256,350	4,924,484
		$34,484,938
Internet Software & Services — 1.0%
eBay, Inc. (1)	1,257,244	$49,057,661
Google, Inc., Class A (1)	277,743	157,555,272
		$206,612,933
IT Services — 1.8%
Accenture Ltd., Class A (2)	2,739,520	$110,265,680
Acxiom Corp.	74,785	1,479,995
Affiliated Computer Services, Inc. (1)	183,730	9,230,595
Automatic Data Processing, Inc.	1,493,739	68,607,432
Broadridge Financial Solutions, Inc.	223,288	4,231,308
Computer Sciences Corp. (1)	226,702	12,672,642
DST Systems, Inc. (1)	22,600	1,939,306
Electronic Data Systems Corp.	1,252	27,344

Fidelity National Information Services, Inc.	39,563	$1,755,410
Fiserv, Inc. (1)	832,355	42,333,575
Gartner, Inc., Class A (1)	30,575	747,865
Paychex, Inc.	982,060	40,264,460
Perot Systems Corp. (1)	625,309	10,573,975
Western Union Co.	3,488,152	73,146,547
		$377,276,134
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,772	$2,429,059
Mattel, Inc.	30,514	715,858
		$3,144,917
Life Sciences Tools & Services — 0.2%
Dionex Corp. (1)	37,300	$2,963,858
Invitrogen Corp. (1)	429,910	35,136,544
PerkinElmer, Inc.	254,526	7,434,704
Thermo Fisher Scientific, Inc. (1)	18,585	1,072,726
		$46,607,832
Machinery — 4.3%
Caterpillar, Inc.	215,457	$16,898,293
Danaher Corp.	3,933,834	325,367,410
Deere & Co.	2,870,000	425,965,400
Donaldson Co., Inc.	77,792	3,248,594
Dover Corp.	676,032	34,443,830
Illinois Tool Works, Inc.	1,655,970	98,762,051
ITT Industries, Inc.	8,428	572,514
Nordson Corp.	20,306	1,019,564
Parker Hannifin Corp.	13,384	1,496,733
		$907,774,389
Media — 4.1%
Catalina Marketing Corp. (1)	45,069	$1,459,785
CBS Corp., Class A	14,887	469,089
CBS Corp., Class B	556,629	17,533,814
Citadel Broadcasting Corp.	379,866	1,580,243
Comcast Corp., Class A (1)	2,799,945	67,702,670
Comcast Corp., Class A Special (1)	3,544,342	84,922,434
Discovery Holding Co., Class A (1)	37,954	1,094,973
E.W. Scripps Co. (The), Class A	51,066	2,144,772
EchoStar Communications Corp., Class A (1)	35,150	1,645,372
Entercom Communications Corp.	220,000	4,252,600
Gannett Co., Inc.	476,821	20,837,078
Havas Advertising (2)	3,142,938	18,535,797
Idearc, Inc.	22,323	702,505
Interpublic Group of Companies, Inc., (The) (1)	932,692	9,681,343
Lamar Advertising Co.	241,409	11,821,799

Liberty Global, Inc., Class A (1)	19,414	$796,362
Liberty Global, Inc., Class C (1)	35,902	1,387,971
Liberty Media Holding Corp.-Capital, Series A (1)	8,315	1,037,961
Live Nation, Inc. (1)	9,562	203,193
McClatchy Co., (The), Class A	5,666	113,207
McGraw-Hill Companies, Inc., (The)	471,684	24,013,432
New York Times Co. (The), Class A	22,468	443,968
News Corp., Class A	187,934	4,132,669
Omnicom Group, Inc.	4,814,012	231,505,837
Publicis Groupe (2)	329,132	13,508,466
Time Warner, Inc.	4,047,777	74,317,186
Tribune Co.	1,419,802	38,788,991
Viacom, Inc., Class A (1)	13,791	537,159
Viacom, Inc., Class B (1)	524,573	20,442,610
Vivendi SA (2)	174,913	7,371,445
Walt Disney Co. (The)	4,930,844	169,571,725
Washington Post Co. (The), Class B	15,553	12,485,948
WPP Group PLC (2)	139,450	1,873,601
WPP Group PLC (ADR)	256,051	17,283,443
		$864,199,448
Metals & Mining — 0.1%
Alcoa, Inc.	85,947	$3,362,247
Freeport-McMoRan Copper & Gold, Inc.	21,456	2,250,520
Steel Dynamics, Inc.	167,424	7,818,701
		$13,431,468
Multiline Retail — 1.4%
Dollar Tree Stores, Inc. (1)	52,534	$2,129,728
Family Dollar Stores, Inc.	1,822,775	48,412,904
J.C. Penney Company, Inc.	130,349	8,260,216
Macy’s, Inc.	231,607	7,485,538
Nordstrom, Inc.	131,384	6,160,596
Sears Holdings Corp. (1)	4,563	580,414
Target Corp.	3,523,952	224,017,629
		$297,047,025
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$262,500
PG&E Corp.	3,000	143,400
Wisconsin Energy Corp.	9,576	431,207
		$837,107
Office Electronics — 0.0%
Xerox Corp. (1)	32,878	$570,105
Zebra Technologies Corp., Class A (1)	13,500	492,615
		$1,062,720

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	4,388,053	$235,857,849
Apache Corp.	2,145,450	193,219,227
BP PLC (ADR)	5,018,119	348,006,553
Chevron Corp.	575,414	53,847,242
ConocoPhillips	6,222,329	546,133,816
Devon Energy Corp.	818,602	68,107,686
El Paso Corp.	97,665	1,657,375
Exxon Mobil Corp.	7,070,780	654,471,397
Hess Corp.	54,541	3,628,613
Marathon Oil Corp.	175,844	10,026,625
Murphy Oil Corp.	44,679	3,122,615
Royal Dutch Shell PLC (ADR)	9,594	787,667
Royal Dutch Shell PLC (ADR)	157,131	12,913,026
Spectra Energy Corp.	255,675	6,258,924
Total SA (ADR)	272,750	22,100,933
Williams Cos., Inc. (The)	223,515	7,612,921
		$2,167,752,469
Paper and Forest Products — 0.1%
International Paper Co.	155,490	$5,577,426
Neenah Paper, Inc.	29,952	991,112
Weyerhaeuser Co.	85,055	6,149,477
		$12,718,015
Personal Products — 0.0%
Avon Products, Inc.	173,400	$6,507,702
Estee Lauder Cos., Inc., (The) Class A	13,035	553,466
		$7,061,168
Pharmaceuticals — 7.2%
Abbott Laboratories	3,698,545	$198,315,983
Allergan, Inc.	276,600	17,832,402
Bristol-Myers Squibb Co.	4,548,321	131,082,611
Eli Lilly & Co.	4,285,915	243,997,141
Forest Laboratories, Inc. (1)	56,729	2,115,424
GlaxoSmithKline PLC (ADR)	426,642	22,697,354
Johnson & Johnson	3,860,147	253,611,658
King Pharmaceuticals, Inc. (1)	152,305	1,785,015
Merck & Co., Inc.	2,180,066	112,687,612
Mylan Laboratories, Inc.	27,992	446,752
Novo Nordisk A/S (ADR)	214,531	25,966,832
Pfizer, Inc.	12,565,208	306,968,031
Schering-Plough Corp.	1,748,623	55,308,945
Shering AG (ADR)	25,000	3,731,370

Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	$74,540,169
Watson Pharmaceuticals, Inc. (1)	558,195	18,085,518
Wyeth	981,129	43,709,297
		$1,512,882,114
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,242,250
		$3,242,250
Road & Rail — 0.1%
Avis Budget Group, Inc. (1)	55,324	$1,266,366
Burlington Northern Santa Fe Corp.	101,509	8,239,486
CSX Corp.	3,276	139,983
Kansas City Southern (1)	6,815	219,239
Norfolk Southern Corp.	3,090	160,402
Union Pacific Corp.	65,519	7,407,578
		$17,433,054
Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	599,788	$21,688,334
Applied Materials, Inc.	1,106,931	22,913,472
Broadcom Corp., Class A (1)	1,032,709	37,631,916
Cypress Semiconductor Corp. (1)	52,742	1,540,594
Intel Corp.	11,539,922	298,422,383
KLA-Tencor Corp.	148,373	8,276,246
Linear Technology Corp.	427,148	14,945,909
LSI Corp. (1)	141,203	1,047,726
Maxim Integrated Products, Inc.	263,099	7,721,956
Skyworks Solutions, Inc. (1)	98,685	892,112
Teradyne, Inc. (1)	6,799	93,826
Texas Instruments, Inc.	4,213,939	154,188,028
Verigy, Ltd. (1)(2)	4,119	101,781
Xilinx, Inc.	24,533	641,293
		$570,105,576
Software — 2.2%
Adobe Systems, Inc. (1)	489,938	$21,390,693
CA, Inc.	40,728	1,047,524
Compuware Corp. (1)	150,944	1,210,571
Electronic Arts, Inc. (1)	21,405	1,198,466
Intuit, Inc. (1)	985,017	29,846,015
Jack Henry & Associates, Inc.	119,142	3,081,012
Microsoft Corp.	7,226,392	212,889,508
Oracle Corp. (1)	7,153,139	154,865,459
SAP AG (ADR)	400,000	23,468,000
Symantec Corp. (1)	225,686	4,373,795
Wind River Systems, Inc. (1)	59,479	700,068
		$454,071,111

Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A	4,015	$324,011
AutoNation, Inc. (1)	245,966	4,358,518
Best Buy Co., Inc.	173,415	7,980,558
Collective Brands, Inc. (1)	23,100	509,586
Gap, Inc. (The)	599,138	11,048,105
Home Depot, Inc.	4,407,955	142,994,060
Limited Brands, Inc.	507,607	11,619,124
Lowe’s Companies, Inc.	2,207,850	61,863,957
RadioShack Corp.	208,257	4,302,590
Sherwin-Williams Co. (The)	500	32,855
Staples, Inc.	275,430	5,918,991
TJX Companies, Inc.	1,716,834	49,908,364
		$300,860,719
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc. (1)	723,146	$34,183,111
Hanesbrands, Inc. (1)	559,410	15,697,045
Nike, Inc., Class B	3,058,444	179,408,325
		$229,288,481
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	302,420	$18,390,160
Freddie Mac	146,695	8,656,472
MGIC Investment Corp.	95,045	3,070,904
Washington Mutual, Inc.	643,357	22,716,936
		$52,834,472
Tobacco — 0.2%
Altria Group, Inc.	634,962	$44,148,908
		$44,148,908
Trading Companies & Distributors — 0.1%
United Rentals, Inc. (1)	391,179	$12,584,228
		$12,584,228
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,061,886	$73,992,216
SprintNextel Corp.	1,744,624	33,147,856
Telephone and Data Systems, Inc.	24,636	1,644,453
Telephone and Data Systems, Inc., Special Shares	24,636	1,527,432
Vodafone Group PLC (ADR)	305,078	11,074,331
		$121,386,288
Total Common Stocks (identified cost $13,827,170,342)		$20,784,030,846

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc. (1)(2)	18,106	$199
		$199
Total Warrants (identified cost $0)		$199

Other Investments — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$183
		$183
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(3)	197,392	$0
		$0
Total Other Investments (identified cost $39,407)		$183

Short-Term Investments — 1.4%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (6)(7)	105,441	$105,441,176
Investment in Cash Management Portfolio, 5.01% (7)	200,384	200,384,275
Total Short-Term Investments (identified cost, $305,825,451)		$305,825,451
Total Investments — 100.2% (identified cost $14,149,661,269)		$21,089,856,679
Other Assets, Less Liabilities — (0.2)%		$(49,293,810)
Net Assets — 100.0%		$21,040,562,869

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		All or a portion of these securities were on loan at September 30, 2007.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $6,779,151 or 0.03% of the Portfolio’s net assets.

(6)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $102,920,875 and received $105,441,176 of cash collateral for the loans.

(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $3,261,186 and $4,043,294, respectively.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,644,367,972
Gross unrealized appreciation	$16,445,810,148
Gross unrealized depreciation	(321,441)
Net unrealized appreciation	$16,445,488,707

The net unrealized appreciation on foreign currency transactions at September 30, 2007 on a federal income tax basis was $186,147.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr
President

Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr
President

Date:	November 15, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 15, 2007